RELATED PARTY TRANSACTIONS	5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
DT Cloud Star Acquisition Corp [Member]
RelatedPartyTransactionsLineItem [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

Founder Shares

On November 29, 2022, the Company issued an aggregate of 1,725,000 founder shares (“Founder Shares”) to the initial shareholders, so that the Sponsor collectively owned 20% of the Company’s issued and outstanding shares after the Initial Public Offering for an aggregate purchase price of $25,000.

On July 26, 2024, since the underwriter exercised the over-allotment in full, no Founder Shares are subject to forfeiture.

Representative Shares

On July 26, 2024, the Company issued 69,000 ordinary shares of $0.0001 par value each to A.G.P/Alliance Global Partners (“A.G.P.”) (hereafter – the Representative Shares), at the closing of the IPO as part of representative compensation. The shares were accounted for as of July 26, 2024, and received by A.G.P.

Private Placement

On July 26, 2024, the Company consummated the sale of 206,900 Private Placement Units at a price of $10.00 per Private Placement Unit in a private placement to the Sponsor, generating gross proceeds of $2,069,000 to the Company.

Promissory Note — Related Party

On December 31, 2023, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000 (the “first Promissory Note”). The first Promissory Note is non-interest-bearing and payable on the earlier of (i) December 31, 2024 and (ii) the date on which the Company consummates an IPO or the date on which the Company determines not to conduct the IPO. The first Promissory Note terminated and paid back after consummation of IPO on July 29, 2024.

On October 28, 2024, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Note is non-interest-bearing and payable on the date which the Company consummates an initial business combination. On July 29, 2025, the Company entered into a letter agreement to the Promissory Note with the Sponsor, pursuant to which the Company and the Sponsor agreed to terminate the Promissory Note and confirmed that the outstanding amount that the Company borrowed under the Promissory Note was nil.

On October 22, 2025, the Company entered into an amendment to the Investment Management Trust Agreement (the “Trust Agreement”), with Wilmington Trust National Association. Pursuant to the Trust Agreement, the Company has the right to extend the time for us to complete our initial business combination for a period for 12 months from October 26, 2025 to October 26, 2026 by depositing into the trust account $75,000 for all remaining public shares for each one-month extension. On October 23, 2025, the Company issued an unsecured promissory note in the aggregate principal amount of $75,000 (the “Note”) to the sponsor, in exchange for its depositing such amount into the our trust account in order to extend the amount of time we have available to complete the business combination. The Note does not bear interest and matures upon the closing of our business combination. In addition, the Note may be converted by the holder into units identical to the units issued in our initial public offering at a price of $10.00 per unit. As of June 30, 2026, we have issued additional unsecured promissory notes to the sponsor in connection with subsequent one-month extensions, resulting in an aggregate principal amount of $375,000 deposited into the trust account for business combination extension purposes.

As of June 30, 2026 and December 31, 2025, the principal amount due and owing under the Promissory Note were nil, respectively.

Due to Related Party

As of June 30, 2026 and December 31, 2025, the Company had a temporary advance of $1,001,114 and $384,050 from the Sponsor, respectively. The balance is unsecured, interest-free and has no fixed terms of repayment.

DT CLOUD STAR ACQUISITION CORPORATION

NOTES TO UNAUDITED FINANCIAL STATEMENTS

Administrative Services Arrangement

An affiliate of the Sponsor will agree that, commencing from the date that the Company’s securities are first listed on NASDAQ through the earlier of the Company’s consummation of a Business Combination and its liquidation, to make available to the Company certain general and administrative services, including office space, administrative and support services, as the Company may require from time to time. The Company has agreed to pay the affiliate of the Sponsor $10,000 per month for these services commencing on the closing date of the initial public offering for 15 months. For the three and six months ended June 30, 2026, the Company incurred $30,000 and $60,000 for these services in total, included in General and administrative expenses. For the three and six months ended June 30, 2025, the Company incurred $30,000 and $60,000 for these services in total, included in General and administrative expenses. During the six months ended June 30, 2026 and 2025, we paid administrative expense of $nil and $90,000, respectively.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $300,000 converted upon consummation of our business combination into private units at a price of $10.00 per unit. As of June 30, 2026 and December 31, 2025, the principal amount due under the Working Capital Loan was nil.

NOTE 5 – RELATED PARTY TRANSACTIONS

Founder Shares

On November 29, 2022, the Company issued an aggregate of 1,725,000 founder shares (“Founder Shares”) to the initial shareholders, so that the Sponsor collectively owned 20% of the Company’s issued and outstanding shares after the Initial Public Offering for an aggregate purchase price of $25,000.

On July 26, 2024, since the underwriter exercised the over-allotment in full, no Founder Shares are subject to forfeiture.

Representative Shares

On July 26, 2024, the Company issued 69,000 ordinary shares of $0.0001 par value each to A.G.P/Alliance Global Partners (“A.G.P.”) (hereafter – the Representative Shares), at the closing of the IPO as part of representative compensation. The shares were accounted for as of July 26, 2024, and received by A.G.P.

Private Placement

On July 26, 2024, the Company consummated the sale of 206,900 Private Placement Units at a price of $10.00 per Private Placement Unit in a private placement to the Sponsor, generating gross proceeds of $2,069,000 to the Company.

Promissory Note — Related Party

On December 31, 2023, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000 (the “Promissory Note”). The Promissory Note is non-interest-bearing and payable on the earlier of (i) December 31, 2024 and (ii) the date on which the Company consummates an IPO or the date on which the Company determines not to conduct the IPO.

On October 28, 2024, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000 (the “Promissory Note”). The Promissory Note is non-interest-bearing and payable on the date which the Company consummates an initial business combination.On July 29, 2025, we entered into a Letter Agreement to the Working Capital Loan Note (the “Letter Agreement”) with the sponsor, pursuant to which we and the sponsor agreed to terminate the Working Capital Loan Note and confirmed that the outstanding amount that we borrowed under the Promissory Note was $nil.

On October 22, 2025, the Company entered into an amendment to the Investment Management Trust Agreement (the “Trust Agreement”), with Wilmington Trust National Association. Pursuant to the Trust Agreement, the Company have the right to extend the time for us to complete our initial business combination for a period for 12 months from October 26, 2025 to October 26, 2026 by depositing into the trust account $75,000 for all remaining public shares for each one-month extension. On October 23, 2025, the Company issued an unsecured promissory note in the aggregate principal amount of $75,000 (the “Note”) to the sponsor, in exchange for its depositing such amount into the our trust account in order to extend the amount of time we have available to complete the business combination. The Note does not bear interest and matures upon the closing of our business combination. In addition, the Note may be converted by the holder into units identical to the units issued in our initial public offering at a price of $10.00 per unit. As of December 31, 2025, we have issued additional unsecured promissory notes to the sponsor in connection with subsequent one-month extensions, resulting in an aggregate principal amount of $150,000 deposited into the trust account for business combination extension purposes.

As of December 31, 2025 and 2024, the principal amount due and owing under the Promissory Note are $nil and $nil, respectively.

Due to Related Party

As of December 31, 2025 and 2024, the Company had a temporary advance of $384,050 and $84,500 from the Sponsor, respectively. The balance is unsecured, interest-free and has no fixed terms of repayment.

DT CLOUD STAR ACQUISITION CORPORATION

NOTES TO AUDITED FINANCIAL STATEMENTS

Administrative Services Arrangement

An affiliate of the Sponsor will agree that, commencing from the date that the Company’s securities are first listed on NASDAQ through the earlier of the Company’s consummation of a Business Combination and its liquidation, to make available to the Company certain general and administrative services, including office space, administrative and support services, as the Company may require from time to time. The Company has agreed to pay the affiliate of the Sponsor $10,000 per month for these services commencing on the closing date of our initial public offering. For the year ended December 31, 2025, the Company incurred $120,000 for these services in total, included in General and administrative expenses.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, be converted by the holder into units identical to the units issued in our initial public offering at a price of $10.00 per unit. As of December 31, 2025 and December 31, 2024, the principal amount due under the Working Capital Loan was $nil and $nil.

PRIMEGEN US, INC. [Member]
RelatedPartyTransactionsLineItem [Line Items]
RELATED PARTY TRANSACTIONS

4. RELATED PARTY TRANSACTIONS

Stem Med Scientific, Inc.

Warrants

On January 27, 2025, the Company issued 2,000,000 warrants to Stem Med Scientific, Inc. (“StemMed”), the 83.4% owner of PGG, as consideration for service. The warrants are exercisable into Class A Common Stock at an exercise price of $0.90 per share. See Note 9 for further details.

Notes Payable to Related Parties

On November 5, 2025, the Company entered into a promissory note with Rita Yuka Wong, a related party, for borrowings of $300,000, which bears interest at 8% per annum on a simple basis. Any outstanding borrowings are due on the earlier of September 30, 2026 or the closing date of the reverse merger transaction as discussed in Note 3. The promissory note had an outstanding balance of $300,000 as of both June 30, 2026 and December 31, 2025, along with accrued interest balances of $15,013 (unaudited) and $3,133 as of June 30, 2026 and December 31, 2025, respectively.

On June 12, 2026 the Company issued a promissory note for $400,000 to its Chief Financial Officer. The note bears interest at 12% per annum and matures on the earlier of December 31, 2026 or the closing date of the reverse merger transaction as discussed in Note 3. The note had accrued interest balances of $2,533 (unaudited) and $0 as of June 30, 2026 and December 31, 2025, respectively.

PrimeGen Biotech LLC

On March 18, 2019, the Company acquired lab machinery and equipment from PrimeGen Biotech LLC (“PGB”), a sister company to the Company’s majority stockholder PGG. Consideration was $278,806 in exchange for a promissory note. This note is non-interest bearing and due on demand. The outstanding balance of this promissory note amounted to $271,276 (unaudited) and $278,806 as of June 30, 2026 and December 31, 2025, respectively.

The Company paid certain expenses on behalf of PGB. Amounts receivable for these payments totaled $189,149 at both June 30, 2026 (unaudited) and December 31, 2025.

Both the Company and PGB have agreed that all activity between them, including the promissory note, payments on behalf of PGB and advances from PGB will be settled net. The net balance due to PGB at June 30, 2026 and December 31, 2025 was $82,127 (unaudited) and $89,657, respectively. This is included in the due to related parties account on the accompanying balance sheets.

On July 14, 2025, PGUS, as licensee, entered into the PGB Patent License with PGB, as licensor. The PGB IP is substantial, and rights thereto are contemplated to have substantial benefit to PGUS. The PGB Patent License does not provide for a cash up-front or execution payment. Once cumulative worldwide net sales of licensed products equal $5.0 million, PGUS is required to pay PGB a royalty of 1.5% on worldwide net sales of licensed products in excess of $5.0 million. Following expiration of the last-to-expire patent within the licensed patents in a country, the royalty due on net sales in that country is reduced by 50%. PGUS is also required to pay PGB 10% of certain non-royalty consideration PGUS receives from sublicenses, including upfront payments, fixed or periodic fees, milestone fees and certain debt, equity or investment consideration, subject to the terms of the agreement. Royalties and sublicense revenue share payments are payable within 30 days after the end of the calendar quarter in which they become due. As PGB is under common control with PGUS, the transfer of the assets was accounted for at historical cost. The transferred assets, consisting of patent applications and certain know-how, had a zero book value and, accordingly, the transfer had no accounting impact.

Office Lease

The Company leases office space from an entity controlled by the Yuen Family Trust, an indirect shareholder of the Company. On June 24, 2024, the Company reached an agreement with the lessor to forgive all back rent and entered into a new lease agreement for the same office space. After recording the extinguishment of the past lease liability, the Company recognized the new lease by recording a right-of-use asset and corresponding lease liability of $667,622. The new lease matures on June 30, 2028, and has monthly rental payments of $15,812. (See Note 8)

5. RELATED PARTY TRANSACTIONS

Stem Med Scientific, Inc.

Note Payable

On January 13, 2023, the Yuen Family Trust transferred its 83.4% ownership of PGG, together with its promissory notes (the “Yuen Family Trust/Stem Med” notes) to Stem Med Holdings, LLC (“Holdings”). Included in this transfer was the note payable to the Yuen Family Trust with outstanding principal of $5,150,000, which was subsequently converted into 5,722,222 shares of the Company’s Class A Common Stock at a conversion ratio of $0.90 on October 2, 2024. Also on the same date, the Company’s Chief Financial Officer, as sole Managing Member of Holdings transferred all equity and promissory notes described above to Stem Med Scientific, Inc. (“Stem Med”), which is also owned and controlled by the Company’s Chief Executive Officer.

This note accrued interest at 8% per annum. As part of the debt restructuring activities described in Note 2, the accrued interest balance on the Yuen Family Trust/Stem Med notes of $891,606 as of January 1, 2024 was forgiven. Interest expense during the year ended December 31, 2025 and 2024 amounted to $0 and $154,500, respectively. There were no balances outstanding relating to the Yuen Family Trust/Stem Med note as of December 31, 2025 or 2024.

Warrants

On January 27, 2025, the Company issued 2,000,000 warrants to Stem Med as consideration for service. The warrants are exercisable into Class A Common Stock at an exercise price of $0.90 per share. See Note 9 for further details.

Note Payable to Rita YuKa Wong

On June 5, 2024, the Company entered into a Convertible Promissory Note Financing Agreement with Rita YuKa Wong, a related party, under which the Company issued a Senior Convertible Promissory Note (the “Wong Convertible Note”) for $294,696 which had been previously funded by Stem Med Scientific Inc. The outstanding principal bears interest at a rate of 8% per annum on a simple basis. The outstanding principal and accrued interest on the Wong Convertible Note shall be due two years from the initial closing date in June 2026, provided the Company may elect to extend the maturity date for an additional year. The note is guaranteed by Stem Med Scientific Inc., a related party.

On October 2, 2024, the entire outstanding principal of the Wong Convertible Note of $294,696 and accrued interest of $6,156 was converted into shares of the Company’s Class A Common Stock at a conversion ratio of $0.90 per share. There were no balances outstanding relating to the Wong Convertible Note as of December 31, 2025 or 2024.

On November 5, 2025, the Company entered into another promissory note with Rita Yuka Wong for borrowings of $300,000, which bears interest at 8% per annum on a simple basis. Any outstanding borrowings were due on March 31, 2026. The promissory note had an outstanding balance of $300,000 as of December 31, 2025, along with accrued interest of $3,133.

PRIMEGEN US, INC.

NOTES TO FINANCIAL STATEMENTS

Note Payable to PGG

On January 17, 2020, the Company entered into a note payable with PGG which provides for borrowings up to $9,000,000 to be advanced. Outstanding borrowings bear interest at a rate of 4% per annum on a simple basis. The outstanding principal and accrued interest on the note shall be due on the earlier of December 31, 2022, the closing of an initial public offering, or the date of completion of a change in control transaction, as defined in the agreement. In the event the Company undertakes a qualified financing, defined as the sale of additional equity interest in the Company, or instruments convertible into such equity interests, in cash for an aggregate purchase price of at least $10,000,000, the outstanding amounts would be repaid as follows; 1) if qualified financing is between $10,000,000 and $14,999,999, then $1,000,000 is due at the closing of the transaction, 2) if qualified financing is between $15,000,000 and $20,000,000, then $2,000,000 is due at the closing of the transaction, and 3) if the qualified financing is over $20,000,000, then $3,000,000 plus 15% of the gross proceeds in excess of $20,000,000 is due at the closing of the transaction.

Effective January 1, 2024, the Company restructured its debt with Stem Med, the 83.4% owner of PGG, where the total outstanding principal and accrued interest was forgiven.

PrimeGen Biotech LLC

On March 18, 2019, the Company acquired lab machinery and equipment from PrimeGen Biotech LLC (“PGB”), a sister company to the Company’s sole stockholder PGG. Consideration was $278,806 in exchange for a promissory note. This note is non-interest bearing and due on demand.

The Company paid certain expenses on behalf of PGB. Amounts receivable for these payments totaled $189,149 and $195,873 at December 31, 2025 and 2024, respectively.

Both the Company and PGB have agreed that all activity between them, including the promissory note, payments on behalf of PGB and advances from PGB will be settled net. The net balance due to PGB at December 31, 2025 and 2024 was $89,657 and $82,932, respectively. This is included in the due to related parties account on the accompanying balance sheets.

On July 14, 2025, PGUS, as licensee, entered into the PGB Patent License with PGB, as licensor. The business purpose for this transaction is the PGB IP is substantial, and rights thereto are contemplated to have substantial benefit to PGUS. The PGB Patent License does not provide for a cash up-front or execution payment. Once cumulative worldwide net sales of licensed products equal $5.0 million, PGUS is required to pay PGB a royalty of 1.5% on worldwide net sales of licensed products in excess of $5.0 million. Following expiration of the last-to-expire patent within the licensed patents in a country, the royalty due on net sales in that country is reduced by 50%. PGUS is also required to pay PGB 10% of certain non-royalty consideration PGUS receives from sublicenses, including upfront payments, fixed or periodic fees, milestone fees and certain debt, equity or investment consideration, subject to the terms of the agreement. Royalties and sublicense revenue share payments are payable within 30 days after the end of the calendar quarter in which they become due. As PGB is under common control with PGUS, the transfer of the assets was accounted for at historical cost. The transferred assets, consisting of patent applications and certain know-how, had a zero book value and, accordingly, the transfer had no accounting impact.

Office Lease

The Company leases office space from an entity controlled by the Yuen Family Trust, an indirect shareholder of the Company. On June 24, 2024, the Company reached an agreement with the lessor to forgive all back rent and entered into a new lease agreement for the same office space. After recording the extinguishment of the past lease liability, the Company recognized the new lease by recording a right-of-use asset and corresponding lease liability of $667,622. The new lease matures on June 30, 2028, and has monthly rental payments of $15,812.

PGG Note Payable Convertible into Company Stock

At September 30, 2024, our parent company, PGG had a note payable to Stem Med in the amount of $6,695,000. The note, plus accrued interest was converted into 7,438,888 shares of the Company’s Class A Common Stock on October 2, 2024 at a conversion rate of $0.90 per share.

PRIMEGEN US, INC.

NOTES TO FINANCIAL STATEMENTS